Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Accounts Receivable	$ 1,078	$ 707	$ 217
Customer A [Member] | Concentrations of Credit Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Accounts Receivable	$ 0	$ 200
% of Total Accounts Receivable	0.00%	28.00%
Customer B [Member] | Concentrations of Credit Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Accounts Receivable	$ 0	$ 145
% of Total Accounts Receivable	0.00%	20.00%